Subsequent events	12 Months Ended
Dec. 31, 2017
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Subsequent events
40.	Subsequent events

Fintur, in which the Group holds 41.45% stake, has completed the transfer of its 99.99% total shareholding in Geocell LLC to Silknet JSC on 20 March 2018, a joint stock company organized under the laws of Georgia, for a total consideration of USD 153,000 upon receiving the necessary regulatory approvals. The transaction has no impact on consolidated financial statements since Fintur is classified as “assets held for sale” in the statement of financial position.

2600 MHz frequency tender as part of the 4G License Tender, which the Group’s fully owned subsidiary lifecell based in Ukraine had applied to participate, has been held on 31 January 2018. At the tender, lifecell has been awarded with the license for 15 years bidding UAH 909,251 (TL 129,155) for 15 MHz frequency band, the total of Lot 1 and Lot 2. Payment amounting to UAH 909,251 (equivalent to TL 129,155) of license was made in cash on 1 March 2018.

1800 MHz frequency tender as part of the 4G License Tender, which the Group’s fully owned subsidiary lifecell based in Ukraine had applied to participate, was held on 6 March 2018. As a result of the tender, lifecell was awarded with the license for 15 years for 15 MHz frequency band on Lot 1 with its UAH 795,000 bid.

The 2017 General Assembly will be held on March 29, 2018 and the Board of Directors has proposed a dividend distribution for the year 2017 amounting to TL 1,239,500 which represented approximately 63% of distributable net income for the year 2017 on 15 February 2018. Dividend distribution decision is subject to approval of the General Assembly. This distribution is proposed to be paid in three equal installments on June 18, 2018, September 17, 2018 and December 17, 2018. The dividend amount is in line with the Group’s dividend policy approved during the Ordinary General Assembly Meeting held on March 26, 2015 and without deduction for tax settlements provisioned as disclosed on January 30, 2018.

Fintur, in which the Group holds 41.45% stake, has transferred its 51.3% total shareholding in Azertel Telekomunikasyon Yatirim Diş Ticaret A.Ş (“Azertel”) to Azerbaijan International Telecom LLC (“Azintelecom”), a fully state owned company by the Republic of Azerbaijan, at the price of EUR 221,700 on 5 March 2018. The signing of definitive agreement, the transfer of shares to Azintelecom and the transfer of proceeds to Fintur were completed simultaneously. The transaction has no impact on consolidated financial statements since Fintur is classified as “assets held for sale” in the statement of financial position.